Summary of Significant Accounting Policies	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies (Restated)
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles for interim financial information, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("US GAAP"), the accounting principles, standards, and procedures adopted by the U.S. Securities and Exchange Commission, for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods. For further information refer to the Consolidated Financial Statements and Footnotes thereto included in Legacy LanzaTech's Annual Report for the year ended December 31, 2022 included in the Company’s second amended S-1 registration statement filed with the SEC on May 5, 2023.
The Business Combination is accounted for as a reverse recapitalization as Legacy LanzaTech was determined to be the accounting acquirer under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”) based on the evaluation of the following facts and circumstances:
•Legacy LanzaTech stockholders have the largest portion of voting rights (85.3% at the closing of the Business Combination) in the Company;
•Legacy LanzaTech’s existing senior management team comprise senior management of the Company;
•The operations of the Company primarily represent operations of Legacy LanzaTech; and
•In comparison with AMCI, Legacy LanzaTech has significantly more revenue and total assets.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy LanzaTech with the acquisition being treated as the equivalent of Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Legacy LanzaTech was deemed to be the predecessor, and the consolidated assets and liabilities and results of operations prior to February 8, 2023 are those of Legacy LanzaTech. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Merger Agreement. The number of shares of preferred stock was also retroactively restated based on the exchange ratio.
Restatement
Prior to filing our financial statements for the quarter ended September 30, 2023, which were filed with the U.S. Securities and Exchange Commission (“SEC”) on Form 10-Q, the Company reviewed its prior interpretation of the accounting guidance applicable to certain elements of the Forward Purchase Agreement (“FPA”) and determined the prepayment amount of $60.5 million, previously recorded as part of a net non-current derivative asset in the condensed consolidated balance sheet, should be reclassified to the equity section of the condensed consolidated balance sheet, and the remaining liability balance associated with the FPA, including the in-substance written put option, the Maturity Consideration and the Share Consideration, should be reflected as non-current liabilities in our condensed consolidated balance sheet.
In accordance with ASC 250, Accounting Changes and Error Corrections, LanzaTech also evaluated the materiality of the errors to the Company’s previously filed financial statements for the first and second quarters of 2023. Considering both quantitative and qualitative factors, the Company determined that the related impact was material to the previously filed condensed consolidated financial statements as of and for the periods ended March 31, 2023 and June 30, 2023, and restated and reissued these financial statements.
Description of Error Corrected:
The previously reported FPA Prepayment Amount, as described in Note 2, Summary of Significant Accounting Policies and Note 9, Forward Purchase Agreement, was incorrectly classified as an asset instead of as an equity transaction. Additionally, the FPA Put Option liability was incorrectly netted with the Prepayment Amount and presented as a net asset, instead of being separately presented as a liability. These errors impacted the prepaid forward contract derivative, the FPA Put Option liability, and additional paid-in capital in the Condensed Consolidated Balances Sheet as of March 31, 2023, as well as the related disclosure within Note 10, Fair Value.
The effect of the correction of the error noted above on the relevant financial statement line items is as follows:

	As of March 31, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Prepaid forward contract derivative	15,954	(15,954)	—
Total assets	$307,957	$(15,954)	$292,003
FPA Put Option liability	—	44,593	44,593
Total liabilities	$78,145	$44,593	$122,738
Additional paid-in capital	988,188	(60,547)	927,641
Total shareholders’ equity (deficit)	$229,812	$(60,547)	$169,265
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$307,957	$(15,954)	$292,003

	Period Ended March 31, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity/ Deficit
Forward Purchase Agreement prepayment	—	(60,547)	(60,547)
Additional Paid-in Capital - balance at March 31, 2023	988,188	(60,547)	927,641
Total shareholders’ deficit - balance at March 31, 2023	$229,812	$(60,547)	$169,265
The change in accounting and related restatement for the FPA did not have any impact on the condensed consolidated statements of operations and comprehensive loss, the condensed consolidated statements of cash flows for the quarter ended March 31, 2023, or earnings per share calculation for the quarter ended March 31, 2023.
Variable Interest Entity (“VIE”)
The Company makes judgments in determining whether an entity is a VIE and, if so, whether it is the primary beneficiary of the VIE and is thus required to consolidate the entity. A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which changes with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when the Company is deemed to be the primary beneficiary. The Company assesses whether or not the Company is the primary beneficiary of a VIE on an ongoing basis. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with applicable US GAAP.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they do not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting or at fair value (including, when applicable, the practicability exception to fair value under ASC 321-10-35). Refer to Note 6 - Investments, for further information. The Company is exposed to the VIEs’ losses and other impairment indicators up to the carrying value of each investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 13, Related Party Transactions, for further details on the transactions with VIEs.
Going Concern
The accompanying condensed consolidated financial statements of the Company have been prepared in accordance with US GAAP and assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $145,118, short-term held-to-maturity debt investments of $49,103 and an accumulated deficit of $(761,086) as of March 31, 2023 and cash outflows from operations of $(33,810) and a net loss of $(63,312) for the three months ended March 31, 2023. As a result of the Business Combination described in Note 1 closing on February 8, 2023, the Company received $153,285, which represents the proceeds from the Business Combination received net of (1) transaction expenses paid in the three months ended March 31, 2023, (2) the PIPE investment and (3) the amount paid to ACM ARRT H LLC (“ACM”) and Vellar Opportunity Fund SPV LLC - Series 10 (“Vellar”) in relation to the Forward Purchase Agreement.
The Company has historically funded its operations through debt financing and issuances of equity securities. Based on the Company’s financial position as of the date the condensed consolidated financial statements were issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months with cash on hand.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees, revenue recognized over time, AM SAFE, Brookfield SAFE, AM SAFE warrants, the Forward Purchase Agreement and the Private Placement Warrants.
The Company uses the percentage of completion for both input and output methods to recognize revenue over time for certain contracts with customers. Under the output method, the Company exercises judgment and estimation when determining the percentage of completion against the total transaction price initially estimated. Under the input method, the Company exercises judgment and estimation when selecting the most indicative measure of such performance.
Most of our arrangements provide fixed consideration, however, when there are variable consideration elements, the Company estimates the transaction price and whether revenue should be constrained. Significant estimates and judgments are also used when a material right is provided to the customer. In these instances, the Company estimates the stand-alone selling price and apportions the total transaction price to this material right. Refer to the Revenue Recognition section in Note 2 hereunder.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance.
While the Company offers a variety of services and operates in multiple countries, the Company’s business operates in one operating segment because most of the Company’s service offerings are delivered and supported on a global basis, most of the Company’s service offerings are deployed in a similar way, and the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no segment managers who are held accountable by the CODM, or anyone else, for operations, operating results, and planning for components below the consolidated level. Accordingly, the Company has determined that it has a single reportable and operating segment. See Note 5 - Revenues, for disaggregation of the Company’s revenues by customer location and contract type.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are translated to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholders’ equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into the Company’s reporting currency are recognized in accumulated other comprehensive income (loss).
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized and unrealized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within other expense, net in the condensed consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of March 31, 2023 and December 31, 2022, the Company had $145,118 and $83,045 of cash and cash equivalents, respectively.
Restricted Cash
The Company is required to maintain a cash deposit with a bank which consists of collateral on certain travel and expense programs maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of March 31, 2023 and December 31, 2022 (in thousands).

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$145,118	$83,045
Restricted cash (presented within Other current assets)	668	665
Cash, cash equivalents and restricted cash	$145,786	$83,710
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of March 31, 2023 and December 31, 2022, the Company recognized an allowance for doubtful accounts of $1,851 and $1,051, respectively.
Debt Investments
Investments in debt securities are classified as trading, held-to-maturity or available-for-sale. Trading securities represent investments that are bought and sold principally for the purpose of selling in the near term. Held-to-maturity securities represent investments that the Company has both the ability and intent to hold to maturity. Available-for-sale securities represent investments in debt securities that are not classified as either trading or held-to-maturity.
Held-to-maturity securities are comprised of U.S. Treasury securities that the Company has both the ability and intent to hold to maturity. Held-to-maturity securities are carried at amortized cost, which is original cost net of periodic principal repayments and amortization of premiums and accretion of discounts. Accrued interest receivable is recorded separately in other current assets on the condensed consolidated balance sheets. Amortization of premiums and accretion of discounts are computed using the contractual level-yield method (contractual interest method), adjusted for actual prepayments. The contractual interest method recognizes the income effects of premiums and discounts over the contractual life of the securities based on the actual behavior of the underlying assets, including adjustments for actual prepayment activities, and reflects the contractual terms of the securities without regard to changes in estimated prepayments based on assumptions about future borrower behavior.
Held-to-maturity securities are evaluated individually on a quarterly basis for expected credit losses. If applicable, an allowance for credit losses is recorded with a corresponding credit loss expense (or reversal of credit loss expense). The allowance for credit losses excludes uncollectible accrued interest receivable, which is measured separately.
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815-40”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and adjusted to the current fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the condensed consolidated statement of operations and comprehensive loss (see Note 8 - Warrants).
Forward Purchase Agreement
On February 3, 2023, the Company entered into a Forward Purchase Agreement (“FPA”) with ACM. On the same date, ACM partially assigned its rights under the FPA to Vellar. ACM and Vellar are together referred to as the “Purchasers”. Pursuant to the Forward Purchase Agreement, the Purchasers obtained 5,916,514 common shares (“Recycled Shares”) on the open market for $10.16 per share (“Redemption Price”), and such purchase price of $60,096 was funded by the use of AMCI trust account proceeds as a partial prepayment for the Forward Purchase Agreement redemption 3 years from the date of the Business Combination (“Maturity Date”). The Maturity Date may be accelerated, at the Purchasers discretion, if the Company share price trades below $3.00 per share for any 50 trading days during a 60 day consecutive trading-day period or the Company is delisted. On any date following the Business Combination, the Purchasers also have the option to early terminate the arrangement in whole or in part by providing optional early termination notice to the Company (the “Optional Early Termination”). For those shares early terminated (the “Terminated Shares”), the Purchasers will owe the Company an amount equal to the Terminated Shares times the Redemption Price, which may be reduced in the case of certain dilutive events (“Reset Price”).
At the Maturity Date, the Company is obligated to pay the Purchasers an amount equal to the product of (1) 7,500,000 less (b) the number of Terminated Shares multiplied by (2) $2.00 (the “Maturity Consideration”). In addition to the Maturity Consideration, on the Maturity Date, the Company shall pay to the Purchasers an amount equal to the product of (x) 500,000 and (y) the Redemption Price, totaling $5,079 (the “Share Consideration”). If the Purchasers were to utilize their Optional Early Termination to terminate the FPA early, neither the Maturity Consideration nor the Share Consideration would be due to the Purchasers.
The Purchasers’ Optional Early Termination economically results in the prepaid forward contract being akin to a written put option with the Purchaser’s right to sell all or a portion of the 5,916,514 common shares to the Company. The Company is entitled over the 36-month maturity period to either a return of the prepayment or the underlying shares, which the Purchasers will determine at their sole discretion.
The FPA consists of three freestanding financial instruments that are accounted for as follows:
1)The total prepayment of $60,547 (“Prepayment Amount”), which is accounted for as a reduction to equity to reflect the substance of the overall arrangement as a net repurchase of the Recycled Shares and sale of shares to the Purchasers pursuant to a subscription agreement.
2)The “FPA Put Option” which includes both the in-substance written put option and the portion of the Maturity Consideration in excess of the Minimum Maturity Consideration (the “Variable Maturity Consideration”). The FPA Put Option is a derivative instrument the Company has recorded as a liability and measured at fair value. The initial fair value of the FPA Put Option and subsequent changes in fair value of the FPA Put Option are recorded within other expense, net on the condensed consolidated statement of operations and comprehensive loss.
3)The “Fixed Maturity Consideration,” which includes the minimum portion of the Maturity Consideration (the “Minimum Maturity Consideration”), calculated as 7,500,000 shares less 5,916,513 shares multiplied by $2.00 or $3,167, and the Share Consideration. Both the Minimum Maturity Consideration and the Share Consideration are considered to be free-standing debt instruments and as both will be paid on the same terms and at the same time, these are accounted for together. The Company has elected to measure these using the Fair Value Option (“FVO”) under ASC 825, Financial Instruments (“ASC 825”). The Fixed Maturity Consideration is recorded as a long-term liability on the condensed consolidated balance sheets. The initial fair value of the Fixed Maturity Consideration and subsequent changes in fair value of the Fixed Maturity Consideration are recorded within other expense, net on the condensed consolidated statement of operations and comprehensive loss.
For additional information, see “Restatement” above in Note 2, Summary of Significant Accounting Policies.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company primarily earns revenue from services related to Biorefining (formerly known as carbon capture and transformation) which includes feasibility studies and basic engineering design of commercial plants, licensing of technologies and sales of biocatalysts. The other two revenue streams are: (1) joint development and contract research activities to develop novel biocatalysts and related technologies, and (2) supply of chemical building blocks for sustainable products produced using the Company’s proprietary technologies (referred to as CarbonSmart).
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. Management has evaluated the terms of the Company’s arrangements and determined that they do not contain significant financing components.
Biorefining
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of microbes and media. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method as performance obligations are satisfied. Revenue for the sale of microbes and media is at a point in time, depending on when control transfers to the customer.
The Company licenses intellectual property to generate recurring revenue when its customers deploy our technology in their carbon capture and transformation plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Joint Development and Contract Research
The Company performs R&D services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and contract research, including projects with the U.S. Department of Energy and other US and foreign government agencies. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when payments are contingent upon the achievement of such milestones, or based on percentage-completion method when enforceable rights to payment exist. When no milestones or phases are clearly defined, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, and estimates its variable consideration under the expected value method.
Revenue is not recognized in advance of customer acceptance of a milestone when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
CarbonSmart
The Company supplies chemical building blocks from customers who have deployed our proprietary technologies in their carbon capture and transformation plants and sells them as CarbonSmart products. Revenue is recognized at a point in time when control transfers to our end customer, which varies depending on the shipping terms. The Company acts as the principal in such transactions and accordingly, recognizes revenue and cost of revenues on a gross basis. Amounts received for sales of CarbonSmart products are classified as Revenue from contract with customers - tangible products in the condensed consolidated statements of operations and comprehensive loss.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transaction under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the condensed consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability.
Concentration of Credit Risk and Other Risks and Uncertainties
Revenue generated from the Company’s customers outside of the United States for the three months ended March 31, 2023 and 2022 was approximately 62% in each of the periods presented.
As of March 31, 2023 and December 31, 2022, approximately 41% and 35%, respectively, of trade accounts receivable and unbilled accounts receivable were due from customers located outside the United States. As of March 31, 2023 and December 31, 2022, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 5, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Customer A	30%	19%
Customer B	13%	22%
Customer C	10%	8%
Recently Adopted and Issued Accounting Pronouncements
There are no recently adopted or issued accounting pronouncements that are expected to have a material impact on the Company.
Summary of Significant Accounting Policies (Restated)
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles for interim financial information, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("US GAAP"), the accounting principles, standards, and procedures adopted by the U.S. Securities and Exchange Commission, for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods. For further information refer to the Consolidated Financial Statements and Footnotes thereto included in Legacy LanzaTech's Annual Report for the year ended December 31, 2022 included in the Company’s prospectus filed with the SEC on May 25, 2023.
The Business Combination is accounted for as a reverse recapitalization as Legacy LanzaTech was determined to be the accounting acquirer under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”) based on the evaluation of the following facts and circumstances:
•Legacy LanzaTech stockholders have the largest portion of voting rights (85.3% at the closing of the Business Combination) in the Company;
•Legacy LanzaTech’s existing senior management team comprise senior management of the Company;
•The operations of the Company primarily represent operations of Legacy LanzaTech; and
•In comparison with AMCI, Legacy LanzaTech has significantly more revenue and total assets.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy LanzaTech with the acquisition being treated as the equivalent of Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Legacy LanzaTech was deemed to be the predecessor, and the consolidated assets and liabilities and results of operations prior to February 8, 2023 are those of Legacy LanzaTech. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Merger Agreement. The number of shares of preferred stock was also retroactively restated based on the exchange ratio.
Restatement
Prior to filing our financial statements for the quarter ended September 30, 2023, which were filed with the U.S. Securities and Exchange Commission (“SEC”) on Form 10-Q, the Company reviewed its prior interpretation of the accounting guidance applicable to certain elements of the Forward Purchase Agreement (“FPA”) and determined the prepayment amount of $60.5 million, previously recorded as part of a net non-current derivative asset in the condensed consolidated balance sheet, should be reclassified to the equity section of the condensed consolidated balance sheet, and the remaining liability balance associated with the FPA, including the in-substance written put option, the Maturity Consideration and the Share Consideration, should be reflected as non-current liabilities in our condensed consolidated balance sheet.
In accordance with ASC 250, Accounting Changes and Error Corrections, LanzaTech also evaluated the materiality of the errors to the Company’s previously filed financial statements for the first and second quarters of 2023. Considering both quantitative and qualitative factors, the Company determined that the related impact was material to the previously filed condensed consolidated financial statements as of and for the periods ended March 31, 2023 and June 30, 2023, and restated and reissued these financial statements.
Description of Error Corrected:
The previously reported FPA Prepayment Amount, as described in Note 2, Summary of Significant Accounting Policies and Note 9, Forward Purchase Agreement, was incorrectly classified as an asset instead of as an equity transaction. Additionally, the FPA Put Option liability was incorrectly netted with the Prepayment Amount and presented as a net asset, instead of being separately presented as a liability. These errors impacted the prepaid forward contract derivative, the FPA Put Option liability, and additional paid-in capital in the Condensed Consolidated Balances Sheet as of June 30, 2023, as well as the related disclosure within Note 9, Fair Value.
The effect of the correction of the error noted above on the relevant financial statement line items is as follows:

	As of June 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Prepaid forward contract derivative	33,804	(33,804)	—
Total assets	$302,337	$(33,804)	$268,533
FPA Put Option liability	—	26,743	26,743
Total liabilities	$90,699	$26,743	$117,442
Additional paid-in capital	996,704	(60,547)	936,157
Total shareholders’ equity (deficit)	$211,638	$(60,547)	$151,091
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$302,337	$(33,804)	$268,533

	Period Ended June 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity/ Deficit
Forward Purchase Agreement prepayment	—	(60,547)	(60,547)
Additional Paid-in Capital - balance at March 31, 2023	988,188	(60,547)	927,641
Total shareholders’ deficit - balance at March 31, 2023	$229,812	$(60,547)	$169,265
Additional Paid-in Capital - balance at June 30, 2023	996,704	(60,547)	936,157
Total shareholders’ deficit - balance at June 30, 2023	$211,638	$(60,547)	$151,091
The change in accounting and related restatement for the FPA did not have any impact on the condensed consolidated statements of operations and comprehensive loss, the condensed consolidated statements of cash flows for the quarter ended June 30, 2023, or earnings per share calculation for the quarter ended June 30, 2023.
Variable Interest Entity (“VIE”)
The Company makes judgments in determining whether an entity is a VIE and, if so, whether it is the primary beneficiary of the VIE and is thus required to consolidate the entity. A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which changes with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when the Company is deemed to be the primary beneficiary. The Company assesses whether or not the Company is the primary beneficiary of a VIE on an ongoing basis. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with applicable US GAAP.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they do not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting or at fair value (including, when applicable, the practicability exception to fair value under ASC 321-10-35). Refer to Note 6 - Investments, for further information. The Company is exposed to the VIEs’ losses and other impairment indicators up to the carrying value of each investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 12, Related Party Transactions, for further details on the transactions with VIEs.
Going Concern
The accompanying condensed consolidated financial statements of the Company have been prepared in accordance with US GAAP and assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $110,719, short-term held-to-maturity debt investments of $49,704 and an accumulated deficit of $(787,872) as of June 30, 2023 and cash outflows from operations of $(59,116) and a net loss of $(90,098) for the six months ended June 30, 2023. As a result of the Business Combination described in Note 1 closing on February 8, 2023, the Company received $153,285, which represents the proceeds from the Business Combination received net of (1) transaction expenses, (2) the PIPE investment and (3) the amount paid to ACM ARRT H LLC (“ACM”) and Vellar Opportunity Fund SPV LLC - Series 10 (“Vellar”) in relation to the Forward Purchase Agreement (see below).
The Company has historically funded its operations through debt financing and issuances of equity securities. Based on the Company’s financial position as of the date the condensed consolidated financial statements were issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees, revenue recognized over time, AM SAFE, Brookfield SAFE, AM SAFE warrants, the Forward Purchase Agreement and the Private Placement Warrants.
The Company uses the percentage of completion for both input and output methods to recognize revenue over time for certain contracts with customers. Under the output method, the Company exercises judgment and estimation when determining the percentage of completion against the total transaction price initially estimated. Under the input method, the Company exercises judgment and estimation when selecting the most indicative measure of such performance.
Most of our arrangements provide fixed consideration, however, when there are variable consideration elements, the Company estimates the transaction price and whether revenue should be constrained. Significant estimates and judgments are also used when a material right is provided to the customer. In these instances, the Company estimates the stand-alone selling price and apportions the total transaction price to this material right. Refer to the Revenue Recognition section in Note 2 hereunder.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance.
While the Company offers a variety of services and operates in multiple countries, the Company’s business operates in one operating segment because most of the Company’s service offerings are delivered and supported on a global basis, most of the Company’s service offerings are deployed in a similar way, and the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no segment managers who are held accountable by the CODM, or anyone else, for operations, operating results, and planning for components below the consolidated level. Accordingly, the Company has determined that it has a single reportable and operating segment. See Note 5 - Revenues, for disaggregation of the Company’s revenues by customer location and contract type.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are translated to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholders’ equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into the Company’s reporting currency are recognized in accumulated other comprehensive income (loss).
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized and unrealized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within other expense, net in the condensed consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of June 30, 2023 and December 31, 2022, the Company had $110,719 and $83,045 of cash and cash equivalents, respectively.
Restricted Cash
The Company is required to maintain a cash deposit with a bank which consists of collateral on certain travel and expense programs maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of June 30, 2023 and December 31, 2022.

	As of
	June 30, 2023	December 31, 2022
Cash and cash equivalents	$110,719	$83,045
Restricted cash (presented within Other current assets)	670	665
Cash, cash equivalents and restricted cash	$111,389	$83,710
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of June 30, 2023 and December 31, 2022, the Company recognized an allowance for doubtful accounts of $1,851 and $1,051, respectively.
Debt Investments
Investments in debt securities are classified as trading, held-to-maturity or available-for-sale. Trading securities represent investments that are bought and sold principally for the purpose of selling in the near term. Held-to-maturity securities represent investments that the Company has both the ability and intent to hold to maturity. Available-for-sale securities represent investments in debt securities that are not classified as either trading or held-to-maturity.
Held-to-maturity securities are comprised of U.S. Treasury securities that the Company has both the ability and intent to hold to maturity. Held-to-maturity securities are carried at amortized cost, which is original cost net of periodic principal repayments and amortization of premiums and accretion of discounts. Accrued interest receivable is also recorded within debt security investments on the condensed consolidated balance sheets. Amortization of premiums and accretion of discounts are computed using the contractual level-yield method (contractual interest method), adjusted for actual prepayments. The contractual interest method recognizes the income effects of premiums and discounts over the contractual life of the securities based on the actual behavior of the underlying assets, including adjustments for actual prepayment activities, and reflects the contractual terms of the securities without regard to changes in estimated prepayments based on assumptions about future borrower behavior.
Held-to-maturity securities are evaluated individually on a quarterly basis for expected credit losses. If applicable, an allowance for credit losses is recorded with a corresponding credit loss expense (or reversal of credit loss expense). The allowance for credit losses excludes uncollectible accrued interest receivable, which is measured separately.
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815-40”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded at fair value as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and adjusted to the current fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in other expense, net on the condensed consolidated statement of operations and comprehensive loss (see Note 7 - Warrants).
Forward Purchase Agreement
On February 3, 2023, the Company entered into a Forward Purchase Agreement (“FPA”) with ACM. On the same date, ACM partially assigned its rights under the FPA to Vellar. ACM and Vellar are together referred to as the “Purchasers”. Pursuant to the Forward Purchase Agreement, the Purchasers obtained 5,916,514 common shares (“Recycled Shares”) on the open market for $10.16 per share (“Redemption Price”), and such purchase price of $60,096 was funded by the use of AMCI trust account proceeds as a partial prepayment for the Forward Purchase Agreement redemption 3 years from the date of the Business Combination (“Maturity Date”). The Maturity Date may be accelerated, at the Purchasers discretion, if the Company share price trades below $3.00 per share for any 50 trading days during a 60 day consecutive trading-day period or the Company is delisted. On any date following the Business Combination, the Purchasers also have the option to early terminate the arrangement in whole or in part by providing optional early termination notice to the Company (the “Optional Early Termination”). For those shares early terminated (the “Terminated Shares”), the Purchasers will owe the Company an amount equal to the Terminated Shares times the Redemption Price, which may be reduced in the case of certain dilutive events (“Reset Price”).
At the Maturity Date, the Company is obligated to pay the Purchasers an amount equal to the product of (1) 7,500,000 less (b) the number of Terminated Shares multiplied by (2) $2.00 (the “Maturity Consideration”). In addition to the Maturity Consideration, on the Maturity Date, the Company shall pay to the Purchasers an amount equal to the product of (x) 500,000 and (y) the Redemption Price, totaling $5,079 (the “Share Consideration”). If the Purchasers were to utilize their Optional Early Termination to terminate the FPA early, neither the Maturity Consideration nor the Share Consideration would be due to the Purchasers.
The Purchasers’ Optional Early Termination economically results in the prepaid forward contract being akin to a written put option with the Purchaser’s right to sell all or a portion of the 5,916,514 common shares to the Company. The Company is entitled over the 36-month maturity period to either a return of the prepayment or the underlying shares, which the Purchasers will determine at their sole discretion.
The FPA consists of three freestanding financial instruments that are accounted for as follows:
(1)The total prepayment of $60,547 (“Prepayment Amount”), which is accounted for as a reduction to equity to reflect the substance of the overall arrangement as a net repurchase of the Recycled Shares and sale of shares to the Purchasers pursuant to a subscription agreement.
(2)The “FPA Put Option” which includes both the in-substance written put option and the portion of the Maturity Consideration in excess of the Minimum Maturity Consideration (the “Variable Maturity Consideration”). The FPA Put Option is a derivative instrument the Company has recorded as a liability and measured at fair value. The initial fair value of the FPA Put Option and subsequent changes in fair value of the FPA Put Option are recorded within other expense, net on the condensed consolidated statement of operations and comprehensive loss.
(3)The “Fixed Maturity Consideration,” which includes the minimum portion of the Maturity Consideration (the “Minimum Maturity Consideration”), calculated as 7,500,000 shares less 5,916,513 shares multiplied by $2.00 or $3,167, and the Share Consideration. Both the Minimum Maturity Consideration and the Share Consideration are considered to be free-standing debt instruments and as both will be paid on the same terms and at the same time, these are accounted for together. The Company has elected to measure these using the Fair Value Option (“FVO”) under ASC 825, Financial Instruments (“ASC 825”). The Fixed Maturity Consideration is recorded as a long-term liability on the condensed consolidated balance sheets. The initial fair value of the Fixed Maturity Consideration and subsequent changes in fair value of the Fixed Maturity Consideration are recorded within other expense, net on the condensed consolidated statement of operations and comprehensive loss.
For additional information, see “Restatement” above in Note 2, Summary of Significant Accounting Policies.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company primarily earns revenue from services related to biorefining (formerly known as carbon capture and transformation) which includes feasibility studies and basic engineering design of commercial plants, licensing of technologies and sales of biocatalysts. The other two revenue streams are: (1) joint development and contract research activities to develop and optimize novel biocatalysts, related processes and technologies, and (2) supply of chemical building blocks for sustainable products produced using the Company’s proprietary technologies (referred to as CarbonSmart).
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. Management has evaluated the terms of the Company’s arrangements and determined that they do not contain significant financing components.
Biorefining
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of microbes and media. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method as performance obligations are satisfied. Revenue for the sale of microbes and media is at a point in time, depending on when control transfers to the customer.
The Company licenses intellectual property to generate recurring revenue when its customers deploy its technology in their biorefining plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Joint Development and Contract Research
The Company performs R&D services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and contract research, including projects with the U.S. Department of Energy and other US and foreign government agencies. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when payments are contingent upon the achievement of such milestones, or based on percentage-completion method when enforceable rights to payment exist. When no milestones or phases are clearly defined, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, and estimates its variable consideration under the expected value method.
Revenue is not recognized in advance of customer acceptance of a milestone when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
CarbonSmart
The Company supplies chemical building blocks from the customers who have deployed our proprietary technologies in their biorefining plants and sells them as CarbonSmart products. Revenue is recognized at a point in time when control transfers to our end customer, which varies depending on the shipping terms. The Company acts as the principal in such transactions and accordingly, recognizes revenue and cost of revenues on a gross basis. Amounts received for sales of CarbonSmart products are classified as Revenue from contract with customers - tangible products in the condensed consolidated statements of operations and comprehensive loss.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transaction under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the condensed consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability.
Concentration of Credit Risk and Other Risks and Uncertainties
Revenue generated from the Company’s customers outside of the United States for the three months ended June 30, 2023 and 2022 was approximately 84% and 65%, respectively. Revenue generated from the Company’s customers outside of the United States for the six months ended June 30, 2023 and 2022 was approximately 75% and 64%, respectively.
As of June 30, 2023 and December 31, 2022, approximately 50% and 35%, respectively, of trade accounts receivable and unbilled accounts receivable were due from customers located outside the United States. As of June 30, 2023 and December 31, 2022, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 5, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Customer A	51%	10%	42%	14%
Customer B	5%	22%	9%	22%
Stock-Based Compensation
In exchange for certain employee and director services, compensation is given in the form of equity-based awards. The Company accounts for equity-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Accordingly, equity-classified awards are recorded based on the grant date fair value and expensed over the requisite service period for the respective award. Liability-classified awards are remeasured at the end of each reporting period and expensed based on the percentage of requisite service that has been rendered.
The Company’s equity-based awards include stock option awards, restricted stock units, stock-appreciation rights (“SARs”) and restricted stock issued by the Company, which vest based on either time and/or the achievement of certain market or performance conditions. The Company records forfeitures as they occur. Compensation expense is recognized in the Company’s consolidated statements of operations and comprehensive loss, primarily within research and development expenses. For awards with only service conditions that have a graded vesting schedule, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award. For awards with market or performance conditions that have a graded vesting schedule, the Company recognizes compensation cost on a straight-line basis over the requisite service period for each tranche of the award. Compensation expense resulting from performance awards is recognized over the requisite service period when it is probable that the performance condition will be met. The recognized compensation expense for performance awards is adjusted based on an estimate of awards ultimately expected to vest.
The Company estimates the fair value of service and performance-based options and SARs using a Black-Scholes option pricing model that uses assumptions including expected volatility, expected term, and the expected risk-free rate of return. The Company estimates the fair value of market-based RSUs using the Monte Carlo simulation model that uses assumptions including expected volatility, and the derived service period. The Company uses peer data to determine expected volatility and expected term. The Company estimates the fair value of RSUs based on the closing market price of its common stock on the date of measurement.
Recently Adopted and Issued Accounting Pronouncements
There are no recently adopted or issued accounting pronouncements that are expected to have a material impact on the Company.
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles for interim financial information, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("US GAAP"), the accounting principles, standards, and procedures adopted by the U.S. Securities and Exchange Commission, for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods. For further information refer to the Consolidated Financial Statements and Footnotes thereto included in Legacy LanzaTech's Annual Report for the year ended December 31, 2022 included in the Company’s prospectus filed with the SEC on May 25, 2023.
The Business Combination is accounted for as a reverse recapitalization as Legacy LanzaTech was determined to be the accounting acquirer under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”) based on the evaluation of the following facts and circumstances:
•Legacy LanzaTech stockholders have the largest portion of voting rights (85.3% at the closing of the Business Combination) in the Company;
•Legacy LanzaTech’s existing senior management team comprise senior management of the Company;
•The operations of the Company primarily represent operations of Legacy LanzaTech; and
•In comparison with AMCI, Legacy LanzaTech has significantly more revenue and total assets.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy LanzaTech with the acquisition being treated as the equivalent of Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Legacy LanzaTech was deemed to be the predecessor, and the consolidated assets and liabilities and results of operations prior to February 8, 2023 are those of Legacy LanzaTech. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Merger Agreement. The number of shares of preferred stock was also retroactively restated based on the exchange ratio.
Variable Interest Entity (“VIE”)
The Company makes judgments in determining whether an entity is a VIE and, if so, whether it is the primary beneficiary of the VIE and is thus required to consolidate the entity. A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which changes with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when the Company is deemed to be the primary beneficiary. The Company assesses whether or not the Company is the primary beneficiary of a VIE on an ongoing basis. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with applicable US GAAP.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they do not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting or at fair value (including, when applicable, the practicability exception to fair value under ASC 321-10-35). Refer to Note 6 - Investments, for further information. The Company is exposed to the VIEs’ losses and other impairment indicators up to the carrying value of each investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 12, Related Party Transactions, for further details on the transactions with VIEs.
Going Concern
The accompanying condensed consolidated financial statements of the Company have been prepared in accordance with US GAAP and assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $91,397, short and long-term held-to-maturity debt investments of $44,791 and an accumulated deficit of $(813,198) as of September 30, 2023 and cash outflows from operations of $(81,565) and a net loss of $(115,424) for the nine months ended September 30, 2023. As a result of the Business Combination described in Note 1 closing on February 8, 2023, the Company received $153,285, which represents the proceeds from the Business Combination received net of (1) transaction expenses, (2) the PIPE investment and (3) the amount paid to ACM ARRT H LLC (“ACM”) and Vellar Opportunity Fund SPV LLC - Series 10 (“Vellar”) in relation to the Forward Purchase Agreement (see below).
The Company has historically funded its operations through debt financing and issuances of equity securities. Based on the Company’s financial position as of the date the condensed consolidated financial statements were issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees, revenue recognized over time, AM SAFE, Brookfield SAFE, AM SAFE warrants, the Forward Purchase Agreement and the Private Placement Warrants.
The Company uses the percentage of completion for both input and output methods to recognize revenue over time for certain contracts with customers. Under the output method, the Company exercises judgment and estimation when determining the percentage of completion against the total transaction price initially estimated. Under the input method, the Company exercises judgment and estimation when selecting the most indicative measure of such performance.
Most of our arrangements provide fixed consideration, however, when there are variable consideration elements, the Company estimates the transaction price and whether revenue should be constrained. Significant estimates and judgments are also used when a material right is provided to the customer. In these instances, the Company estimates the stand-alone selling price and apportions the total transaction price to this material right. Refer to the Revenue Recognition section in Note 2 hereunder.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance.
While the Company offers a variety of services and operates in multiple countries, the Company’s business operates in one operating segment because most of the Company’s service offerings are delivered and supported on a global basis, most of the Company’s service offerings are deployed in a similar way, and the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no segment managers who are held accountable by the CODM, or anyone else, for operations, operating results, and planning for components below the consolidated level. Accordingly, the Company has determined that it has a single reportable and operating segment. See Note 5 - Revenues, for disaggregation of the Company’s revenues by customer location and contract type.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are translated to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholders’ equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into the Company’s reporting currency are recognized in accumulated other comprehensive income.
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized and unrealized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within other expense, net in the condensed consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of September 30, 2023 and December 31, 2022, the Company had $91,397 and $83,045 of cash and cash equivalents, respectively.
Restricted Cash
The Company is required to maintain a cash deposit with a bank which consists of collateral on certain travel and expense programs maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of September 30, 2023 and December 31, 2022.

	As of
	September 30, 2023	December 31, 2022
Cash and cash equivalents	$91,397	$83,045
Restricted cash (presented within Other current assets)	673	665
Cash, cash equivalents and restricted cash	$92,070	$83,710
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of September 30, 2023 and December 31, 2022, the Company recognized an allowance for doubtful accounts of $1,751 and $1,051, respectively.
Investment securities
The Company classifies investment securities according to their purpose and holding period. All investment securities are debt securities that have been classified as held-to-maturity (“HTM”) because the Company has both the ability and intent to hold the securities to maturity.
HTM debt securities are comprised of U.S. Treasury bills, U.S. Treasury notes, Yankee bonds, and corporate debt. HTM debt securities are carried at amortized cost, which is original cost net of periodic principal repayments and amortization of premiums and accretion of discounts. Accrued interest receivable is recorded within trade and other receivables, net of allowance on the condensed consolidated balance sheets. Amortization of premiums and accretion of discounts are computed using the contractual level-yield method (contractual interest method), adjusted for actual prepayments. The contractual interest method recognizes the income effects of premiums and discounts over the contractual life of the securities based on the actual behavior of the underlying assets, including adjustments for actual prepayment activities, and reflects the contractual terms of the securities without regard to changes in estimated prepayments based on assumptions about future borrower behavior.
Held-to-maturity securities are evaluated individually on a quarterly basis for expected credit losses. If applicable, an allowance for credit losses is recorded with a corresponding credit loss expense (or reversal of credit loss expense). The allowance for credit losses excludes uncollectible accrued interest receivable, which is measured separately.
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815-40”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded at fair value as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and adjusted to the current fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in other expense, net on the condensed consolidated statement of operations and comprehensive loss (see Note 7 - Warrants).
Forward Purchase Agreement
On February 3, 2023, the Company entered into a Forward Purchase Agreement (“FPA”) with ACM. On the same date, ACM partially assigned its rights under the FPA to Vellar. ACM and Vellar are together referred to as the “Purchasers”. Pursuant to the Forward Purchase Agreement, the Purchasers obtained 5,916,514 common shares (“Recycled Shares”) on the open market for $10.16 per share (“Redemption Price”), and such purchase price of $60,096 was funded by the use of AMCI trust account proceeds as a prepayment (“Prepayment Amount”) for the Forward Purchase Agreement redemption 3 years from the date of the Business Combination (“Maturity Date”). The Maturity Date may be accelerated, at the Purchasers discretion, if the Company share price trades below $3.00 per share for any 50 trading days during a 60 day consecutive trading-day period or the Company is delisted. On any date following the Business Combination, the Purchasers also have the option to early terminate the arrangement in whole or in part by providing optional early termination notice to the Company (the “Optional Early Termination”). For those shares early terminated (the “Terminated Shares”), the Purchasers will owe the Company an amount equal to the Terminated Shares times the Redemption Price, which may be reduced in the case of certain dilutive events (“Reset Price”).
At the Maturity Date, the Company is obligated to pay the Purchasers an amount equal to the product of (1) 7,500,000 less (b) the number of Terminated Shares multiplied by (2) $2.00 (the “Maturity Consideration”). In addition to the Maturity Consideration, on the Maturity Date, the Company shall pay to the Purchasers an amount equal to the product of (x) 500,000 and (y) the Redemption Price, totaling $5,079 (the “Share Consideration”). If the Purchasers were to utilize their Optional Early Termination to terminate the FPA early, neither the Maturity Consideration nor the Share Consideration would be due to the Purchasers.
The Purchasers’ Optional Early Termination economically results in the prepaid forward contract being akin to an in-substance written put option with the Purchaser’s right to sell all or a portion of the 5,916,514 common shares to the Company. The Company is entitled over the 36-month maturity period to either a return of the prepayment or the underlying shares, which the Purchasers will determine at their sole discretion.
The FPA consists of three freestanding financial instruments compromising the in-substance written put option (“FPA Put Option”), the minimum portion of the Maturity Consideration (the “Minimum Maturity Consideration”), and the Share Consideration. The FPA Put Option is a derivative instrument the Company has recorded as a liability and measured at fair value. The difference between the initial value of the derivative, including Maturity Consideration in excess of the Minimum Maturity Consideration (the “Variable Maturity Consideration”), and the Prepayment Amount was recorded in the condensed consolidated statement of operations and comprehensive loss.
Subsequent changes in fair value of the derivative liability are also recorded in other expense, net on the condensed consolidated statement of operations and comprehensive loss. The Prepayment Amount was accounted for as a reduction to equity to reflect the substance of the overall arrangement as a net repurchase of the Recycled Shares.
The Minimum Maturity Consideration, representing 7,500,000 less 5,916,513 multiplied by $2.00 or $3,167, and the Share Consideration are considered to be free-standing debt instruments. The Company has elected to measure these using the Fair Value Option (“FVO”) under ASC 825, Financial Instruments (“ASC 825”). As both the Minimum Maturity Consideration and the Share Consideration will be paid on the same terms and at the same time, these are accounted for together and referred to as the “Fixed Maturity Consideration”. The Variable Maturity Consideration is captured as part of the in-substance written put derivative liability (the FPA Put Option), as noted above. The Fixed Maturity Consideration is recorded as long-term liability on the condensed consolidated balance sheets. The initial value of the Fixed Maturity Consideration is recorded through the condensed consolidated statement of operations and comprehensive loss. Subsequent changes in fair value of the Fixed Maturity Consideration are also recorded in other expense, net on the condensed consolidated statement of operations and comprehensive loss.
Prior to filing these financial statements on Form 10-Q, we determined that our prior interpretation of the accounting guidance applicable to certain elements of the Forward Purchase Agreement (“FPA”) was incorrect. As a result, we have revised the accounting treatment of the FPA in our financial statements as of September 30, 2023 to reclassify the Prepayment Amount of $60.5 million, previously recorded as part of a net non-current derivative asset in the condensed consolidated balance sheet, to the equity section of the condensed consolidated balance sheet. The remaining liability balance of $38.1 million associated with the FPA, including the Minimum Maturity Consideration and the Share Consideration, are now reflected as non-current liabilities in our condensed consolidated balance sheet.
The change in accounting for the FPA did not have any impact on our liquidity, cash flows or results of operations for the third quarter. We intend to restate our financial statements for the quarters ended March 31, 2023 and June 30, 2023 to be consistent with this accounting treatment.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company primarily earns revenue from services related to biorefining (formerly known as carbon capture and transformation) which includes feasibility studies and basic engineering design of commercial plants, licensing of technologies and sales of biocatalysts. The other two revenue streams are: (1) joint development and contract research activities to develop and optimize novel biocatalysts, related processes and technologies, and (2) supply of chemical building blocks for sustainable products produced using the Company’s proprietary technologies (referred to as CarbonSmart).
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. Management has evaluated the terms of the Company’s arrangements and determined that they do not contain significant financing components.
Biorefining
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of microbes and media. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method as performance obligations are satisfied. Revenue for the sale of microbes and media is at a point in time, depending on when control transfers to the customer.
The Company licenses intellectual property to generate recurring revenue, in the case of running royalties, or one-time revenue, in the case of fixed consideration royalties, when its customers deploy the Company’s technology in their biorefining plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Joint Development and Contract Research
The Company performs R&D services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and contract research, including projects with the U.S. Department of Energy and other US and foreign government agencies. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when payments are contingent upon the achievement of such milestones, or based on percentage-completion method when enforceable rights to payment exist. When no milestones or phases are clearly defined, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, and estimates its variable consideration under the expected value method.
Revenue is not recognized in advance of customer acceptance of a milestone when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
CarbonSmart
The Company purchases chemical building blocks from the customers who have deployed our proprietary technologies in their biorefining plants and sells them as CarbonSmart products. Revenue is recognized at a point in time when control transfers to our end customer, which varies depending on the shipping terms. The Company acts as the principal in such transactions and accordingly, recognizes revenue and cost of revenues on a gross basis. Amounts received for sales of CarbonSmart products are classified as Revenue from contract with customers - tangible products in the condensed consolidated statements of operations and comprehensive loss.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transaction under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the condensed consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability.
Concentration of Credit Risk and Other Risks and Uncertainties
Revenue generated from the Company’s customers outside of the United States for the three months ended September 30, 2023 and 2022 was approximately 75% and 54%, respectively. Revenue generated from the Company’s customers outside of the United States for the nine months ended September 30, 2023 and 2022 was approximately 75% and 61%, respectively.
As of September 30, 2023 and December 31, 2022, approximately 49% and 35%, respectively, of trade accounts receivable and unbilled accounts receivable were due from customers located outside the United States. As of September 30, 2023 and December 31, 2022, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 5, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Customer A	36%	—%	39%	10%
Customer B	7%	27%	8%	24%
Customer C	—%	21%	—%	10%
Stock-Based Compensation
In exchange for certain employee and director services, compensation is given in the form of equity-based awards. The Company accounts for equity-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Accordingly, equity-classified awards are recorded based on the grant date fair value and expensed over the requisite service period for the respective award. Liability-classified awards are remeasured at the end of each reporting period and expensed based on the percentage of requisite service that has been rendered.
The Company’s equity-based awards include stock option awards, restricted stock units, stock-appreciation rights (“SARs”) and restricted stock issued by the Company, which vest based on either time and/or the achievement of certain market or performance conditions. The Company records forfeitures as they occur. Compensation expense is recognized in the Company’s consolidated statements of operations and comprehensive loss, primarily within research and development expenses. For awards with only service conditions that have a graded vesting schedule, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award. For awards with market or performance conditions that have a graded vesting schedule, the Company recognizes compensation cost on a straight-line basis over the requisite service period for each tranche of the award.
Compensation expense resulting from performance awards is recognized over the requisite service period when it is probable that the performance condition will be met. The recognized compensation expense for performance awards is adjusted based on an estimate of awards ultimately expected to vest.
The Company estimates the fair value of service and performance-based options and SARs using a Black-Scholes option pricing model that uses assumptions including expected volatility, expected term, and the expected risk-free rate of return. The Company estimates the fair value of market-based RSUs using the Monte Carlo simulation model that uses assumptions including expected volatility, and the derived service period. The Company uses peer data to determine expected volatility and expected term. The Company estimates the fair value of RSUs based on the closing market price of its common stock on the date of measurement.
Recently Adopted and Issued Accounting Pronouncements
There are no recently adopted or issued accounting pronouncements that are expected to have a material impact on the Company.
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP"). The consolidated financial statements include the accounts of LanzaTech NZ, Inc. and its wholly-owned consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.
As part of its evaluation, the Company makes judgments in determining whether an entity is a variable interest entity (“VIE”) and, if so, whether it is the primary beneficiary of the VIE and is thus required to consolidate the entity. A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. We consolidate a VIE when we are deemed to be the primary beneficiary. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis. If we are not deemed to be the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE in accordance with applicable US GAAP.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they do not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting or at fair value (including, when applicable, the practicability exception to fair value under ASC 321-10-35). Refer to Note 5 - Investments, for further information. The Company is exposed to the VIEs’ losses and other impairment indicators up to the carrying value of each investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 12, Related Party Transactions, for further details on the transactions with VIEs.
Going Concern
The accompanying consolidated financial statements of the Company have been prepared in accordance with US GAAP and assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $83,045 and an accumulated deficit of $(456,245) as of December 31, 2022 and cash outflows from operations of $(84,703) and a net loss of $(76,356) for the year ended December 31, 2022.
The Company has historically funded its operations through debt financing and issuance of equity securities. Based on the Company’s financial position as of the date these consolidated financial statements were available to be issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months with cash on hand. Further, as a result of the Business Combination described in Note 1 closing on February 8, 2023, the Company received $153,042, which represents the proceeds from the Business Combination received net of transaction expenses paid at Closing and the amount paid to ACM ARRT H LLC in relation to the Forward Purchase Agreement. Accordingly, the Company’s consolidated financial statements have been prepared on the basis that it will continue as a going concern.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees, revenue recognized over time, AM SAFE, Brookfield SAFE and the AM SAFE warrants.
The Company uses the percentage of completion for both input and output methods to recognize revenue over time for certain contract with a customer. Under the output method, the Company exercises judgment and estimation when determining the percentage of completion against the total transaction price initially estimated. Under the input method, the Company exercises judgment and estimation when selecting the most indicative measure of such performance.
Additionally, most of our arrangements provide fixed consideration, however, when there are variable consideration elements, the Company estimates the transaction price and whether revenue should be constrained. Significant estimates and judgments are also used when a material right is provided to the customer. In these instances, the Company estimates the stand-alone selling price and apportions the total transaction price to this material right. Refer to Revenue Recognition section in Note 2 hereunder.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance.
While the Company offers a variety of services and operates in multiple countries, the Company’s business operates in one operating segment because most of the Company’s service offerings are delivered and supported on a global basis, most of the Company’s service offerings are deployed in a similar way, and the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no segment managers who are held accountable by the CODM, or anyone else, for operations, operating results, and planning for components below the consolidated level. Accordingly, the Company has determined that it has a single reportable and operating segment. See Note 4, Revenues, for disaggregation of the Company’s revenues by customer location and contract type.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are converted to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholder’s equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into our reporting currency are recognized as an adjustment in accumulated other comprehensive income (loss).
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized and unrealized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within other expense, net in the consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2022 and December 31, 2021, the Company had $83,045 and $128,318 of cash and cash equivalents, respectively.
Restricted Cash and Other Cash Flows from Operating Activities
The Company is required to maintain a cash deposit with a bank which consists of collateral on certain travel and expense programs maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2022 and December 31, 2021 (in thousands).

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$83,045	$128,318
Restricted cash (presented within Other current assets)	665	414
Cash, cash equivalents and restricted cash	$83,710	$128,732
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of December 31, 2022 and December 31, 2021, the Company recognized an allowance for doubtful accounts of $1,051 and $1,235, respectively.
Other Current Assets
Other current assets consist of prepaid expenses, materials and supplies, and other assets. Material and supplies consist of spare parts and consumables used for research and research equipment and is stated at the weighted average cost.
Property, Plant and Equipment, net
Property and equipment are stated at cost and include improvements that significantly increase capacities or extend the useful lives of existing plant and equipment. Depreciation is calculated using the straight-line method over the estimated useful life of the assets. Useful lives range from three to five years for instruments and equipment, three to five years for office equipment and furniture and software, five years for vehicles and, for leasehold improvements, the shorter of the life of the improvement or the remaining term of the lease.
The Company reviews the remaining useful life of its assets on a regular basis to determine whether changes have taken place that would suggest that a change to depreciation policies is warranted.
Upon retirement or disposal of property, plant and equipment, the cost and related accumulated depreciation are removed from the account, and the resulting gains or losses, if any, are recorded in the consolidated statements of operations and comprehensive loss. Net gains or losses related to asset dispositions are recognized in earnings in the period in which dispositions occur. Routine maintenance, repairs and replacements are expensed as incurred.
Leases
The Company determines if an arrangement is a lease at inception. Lease agreements under which the Company is a lessee are evaluated to classify the lease as a finance or operating lease. Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.
Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheets. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company accounts for lease components and non-lease components as a single lease component.
Impairment of Long-Lived Assets
The Company performs a recoverability assessment of each of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indicators may include, but are not limited to, adverse changes in the regulatory environment in a jurisdiction where the Company operates, a decision to discontinue the development of a long-lived asset, early termination of a significant customer contract, or the introduction of newer technology.
When performing a recoverability assessment, the Company measures whether the estimated future undiscounted net cash flows expected to be generated by the asset exceeds its carrying value. In the event that an asset does not meet the recoverability test, the carrying value of the asset will be adjusted to fair value resulting in an impairment charge.
Management develops the assumptions used in the recoverability assessment based on active contracts as well as information received from third-party industry sources. The Company did not record an impairment during the years ended December 31, 2022 and 2021.
Equity Method Investments
Investments in entities over which the Company has significant influence, but not control, are accounted for using the equity method of accounting. Gain or loss from equity method investees, net, represents the Company’s proportionate share of net income or loss of its equity method investees and any gains or losses resulting from transactions in the investee’s equity.
Equity method investments are assessed for impairment whenever changes in the facts and circumstances indicate a loss in value may have occurred. When a loss is deemed to have occurred and is other than temporary, the carrying value of the equity method investment is written down to fair value. In evaluating whether a loss is other than temporary, the Company considers the length of time for which the conditions have existed and its intent and ability to hold the investment.
Equity Security Investments
Investments in entities over which the Company has neither significant influence, nor control, are accounted for as an equity security. For investments where the fair value is not readily determinable, the Company will account for its investment using the alternative measurement principals as permitted under Accounting Standards Codification ("ASC") 321, Investments — Equity Securities.
Subsequently, under the alternative measurement method, the Company will adjust the carrying value for observable changes in price and will reassess whether its investment continues to qualify for such method. Additionally, the Company will perform a qualitative assessment and recognize an impairment if there are sufficient indicators that the fair value of the investment is less than its carrying value. The changes in value and impairment charges (if any), are recorded in other expense, net in the consolidated statement of operations
ArcelorMittal Simple Agreement for Future Equity (“AM SAFE”)
In December 2021, the Company issued a SAFE that allowed an investor to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). The Company determined that the AM SAFE was not legal form debt (i.e., no creditors’ rights). The AM SAFE includes a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the AM SAFE is classified as mark-to-market liability pursuant to ASC 480, Distinguishing Liability from Equity (“ASC 480”).
Brookfield SAFE
On October 2, 2022, the Company entered into a SAFE with Brookfield (the "Brookfield SAFE"). Under the Brookfield SAFE, the Company agreed to issue to Brookfield the right to certain shares of its capital stock, in exchange for the payment of $50,000 (the “Initial Purchase Amount”). The Brookfield SAFE is legal form debt. Management has elected to apply the Fair Value Option ("FVO") under ASC 825, Financial Instruments. As the Brookfield SAFE is accounted for under the FVO, the Brookfield SAFE is classified as mark-to-market liability.
Warrants
The Company has issued warrants to purchase its preferred shares that remain outstanding as of December 31, 2022 and 2021 representing 985,278 preferred shares, for each period respectively, which warrants expire at various dates through December 31, 2027. The exercise prices of the warrants range from $3.36 to $4.56 as of each of December 31, 2022 and 2021. The Company accounts for these warrants as liabilities based upon the characteristics and provisions of each instrument. The liabilities are included in other accrued liabilities on the Company's consolidated balance sheets at their fair value on the date of issuance and are revalued in each subsequent reporting period until such instruments are exercised or expire. The change in fair value between reporting periods is included in other expense, net in the consolidated statements of operations and comprehensive loss.
Further, the warrant related to the AM SAFE (“AM SAFE warrant”) of $1,989 is accounted for as a liability. The AM SAFE warrant is exercisable upon the earliest to occur of a business combination with a special purpose acquisition corporation, an initial public offering, a change in control and a future round of financing involving preferred shares (collectively, the “Corporate Transactions”). The number of shares available under the AM SAFE warrant equals $3,000 divided by the exercise price. The exercise price is the price per share of the PIPE shares in the case of a business combination with a special purpose acquisition corporation or 90% of the price per share in connection with the other Corporate Transactions. The AM SAFE warrant expires at the earliest of (a) the fifth anniversary of the first Corporate Transaction, (b) the consummation of a dissolution event, (c) a change of control, and (d) the date that is the ten-year anniversary of issuance of the AM SAFE warrant. This liability is recorded in current liabilities on the Company's consolidated balance sheets at fair value on the date of issuance and will be revalued each subsequent reporting period until such instrument is exercised or expires. The change in fair value between reporting periods is included in other expense, net in the consolidated statements of operations and comprehensive loss.
Long-Term Debt and Debt Issuance Costs
The Company’s debt consists of credit facilities with financial institutions. Costs directly related to the issuance of debt are reported on the consolidated balance sheets as a reduction from the carrying amount of the recognized debt liability and amortized over the term of the debt using the effective interest method. The only legal form debt outstanding as of December 31, 2022 is the Brookfield SAFE, which is accounted for under the FVO as described above. There is no debt outstanding as of December 31, 2021.
On September 28, 2021, the Company received notice of forgiveness for the Paycheck Protection Program (the “PPP Loan”) granted in 2020 under the Coronavirus Aid, Relief and Economic Security Act, for the total obligation of $3,065. The Company recorded the gain on extinguishment in the 2021 consolidated statement of operations and comprehensive loss.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company primarily earns revenue from services related to carbon capture and transformation technology, which includes: feasibility studies and basic engineering design of commercial plants, licensing of technologies and sales of biocatalysts. The other two revenue streams are joint development and contract research activities to develop novel biocatalysts and related technologies and sale of ethanol produced using the Company’s proprietary technologies (referred to as CarbonSmart Ethanol).
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. Management has evaluated the terms of the Company’s arrangements and determined that they do not contain significant financing components.
Carbon Capture and Transformation
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of microbes and media. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method as performance obligations are satisfied. Revenue for the sale of microbes and media is at a point in time, depending on when control transfers to the customer.
The Company licenses intellectual property to generate recurring revenue when its customers deploy our technology in their carbon capture and transformation plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case, the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Research and Development Services
The Company performs R&D services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and other contract research, including projects with the U.S. Department of Energy and other US and foreign government agencies. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when payments are contingent upon the achievement of such milestones, or based on percentage-completion method when enforceable rights to payment exist. When no milestones or phases are clearly defined, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, and estimates its variable consideration under the expected value method.
Revenue is not recognized in advance of customer acceptance of a milestone when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transaction under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
CarbonSmart
The Company acquires ethanol from customers who have deployed our proprietary technologies in their carbon capture and transformation facilities and sells it as CarbonSmart ethanol to end customers. Revenue is recognized at a point in time when control transfers to our end customer, which varies depending on the shipping terms. The Company acts as the principal in such transactions and accordingly, recognizes revenue and cost of revenues on a gross basis. Amounts received for sales of CarbonSmart ethanol are classified as Revenue from contract with customers - tangible products in the consolidated statements of operations and comprehensive loss.
Cost of Revenues
The Company’s R&D, engineering, and other direct costs of services and goods related to revenue agreements with customers, related parties, and collaborative partners represent cost of revenue. Costs include both internal and third-party fixed and variable costs and include materials, supplies, labor, and fringe benefits.
Research and Development
We incur costs associated with various R&D activities and expense these costs as incurred.
Stock-Based Compensation
In exchange for certain employee and director services, compensation is given in the form of equity awards. The Company accounts for equity-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Accordingly, equity-classified awards are recorded based on the grant date fair value and expensed over the requisite service period for the respective award.
The Company’s equity-based awards include stock option awards and restricted stock issued by the Company, which vest based on either time or the achievement of certain performance conditions. The Company records forfeitures as they occur. Compensation expense resulting from time-vesting-based awards is recognized in the Company’s consolidated statements of operations and comprehensive loss, primarily within research and development expenses, at the grant date fair value over the requisite service period. Compensation expense resulting from performance awards recognized over the requisite service period when it is probable that the performance condition will be met. The calculated compensation expense for performance awards is adjusted based on an estimate of awards ultimately expected to vest. The Company estimates grant date fair value using a Black-Scholes option pricing model that uses assumptions including expected volatility, expected term, and the expected risk-free rate of return. The Company has determined that the Black-Scholes option pricing model, as well as the underlying assumptions used in its application, is appropriate in estimating the fair value of its award grants.
Benefit Plans
The Company sponsors a 401(k) defined contribution retirement plan for the benefit of its employees, substantially all of whom are eligible to participate after meeting minimum qualifying requirements. Contributions to the plan are at the discretion of the Company. For the years ended December 31, 2022 and 2021, the Company contributed $987 and $720, respectively, to the plan, which contributions are included within research and development expense in the consolidated statements of operations and comprehensive loss.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
Deferred income tax assets are evaluated to determine if valuation allowances are required or should be adjusted. Valuation allowances are established based on a more likely than not standard. The ability to realize deferred tax assets depends on the Company’s ability to generate sufficient taxable income within the carry back or carryforward periods provided for in the tax law for each tax jurisdiction. The Company considers the various possible sources of taxable income when assessing the realization of its deferred tax assets. The valuation allowances recorded against deferred tax assets generated by taxable losses in certain jurisdictions will affect the provision for income taxes until the valuation allowances are released. The Company’s provision for income taxes will include no tax benefit for losses incurred and no tax expense with respect to income generated in these jurisdictions until the respective valuation allowance is eliminated.
The Company records uncertain tax positions on the basis of a two-step process whereby it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position, and for those tax positions that meet the more likely than not criteria, the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority is recognized. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.
Related Party Transactions
The Company follows ASC 850-10, Related Party Transactions, for the identification of related parties and disclosure of related party transactions.
Pursuant to ASC 850-10-20, related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. Refer to Note 5 - Investments, and Note 12, Related Party Transactions, for further information.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to participating stock by the weighted average number of shares of participating stock outstanding during the period.
Diluted net loss per share reflects potential dilution and is computed by dividing net loss attributable to participating stock by the weighted average number of shares of participating stock outstanding during the period. The dilutive effect of outstanding awards, if any, is reflected in diluted earnings per share by application of the treasury stock method or if-converted method, as applicable. Refer to Note 3, Net Loss Per Share, for additional information.
Shareholders’ Equity
The securities of the Company are represented by common shares, par value $0.0001 per share. Each common share is entitled to one vote. With respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all common shares shall participate pro rata in such payment whenever funds are legally available and when declared by the Board of Directors of the Company, subject to the prior rights of holders of all classes of stock outstanding.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability.
Concentration of Credit Risk and Other Risks and Uncertainties
Revenue generated from the Company’s customers outside of the United States for the years ended December 31, 2022 and 2021 was approximately 61% and 38%, respectively.
As of December 31, 2022 and December 31, 2021, approximately 35% and 35%, respectively, of trade accounts receivable and unbilled accounts receivable were due from customers located outside the United States. As of December 31, 2022 and December 31, 2021, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 4, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Customer A	22%	27%
Customer B	10%	15%
Customer C	7%	12%
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued Accounting Standard Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part of its simplification initiative to reduce the cost and complexity in accounting for income taxes. ASU 2019-12 removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of US GAAP. The Company adopted ASU 2019-12 as of January 1, 2021 with no material impact on its consolidated financial statements.